UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-29-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Provided under separate cover.

Semiannual Report

February 29, 2020

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional fund information, please visit our website, americancentury.com.

Virus Outbreak Altered Market Landscape

California municipal bonds (munis) delivered solid results for the six months, but broad investor sentiment changed dramatically late in the period. Investor fears that the COVID-19 outbreak originating in China would spread worldwide and trigger a global recession fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets, including municipal bonds (munis), rallied.

Federal Reserve rate cuts in September and October helped set the stage for the period’s gains. In addition to benefiting from declining U.S. Treasury yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Investor interest in munis was particularly strong in California and other high-tax states, where caps on state and local tax deductions continued to drive demand for tax-advantaged munis. Late in the reporting period, munis generally benefited from their correlation with Treasuries in the flight-to-quality environment.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges due to the COVID-19 global pandemic. The market impact has been severe for munis and other assets, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 29, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	19.4 years
Average Duration (Modified)	6.1 years

Top Five Sectors	% of fund investments
Special Tax	34%
Hospital	13%
Charter School	7%
Tobacco Settlement	6%
General Obligation (GO) - Local	5%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.5%
Other Assets and Liabilities	(0.5)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,039.30	$2.54	0.50%
I Class	$1,000	$1,039.40	$1.52	0.30%
Y Class	$1,000	$1,040.60	$1.37	0.27%
A Class	$1,000	$1,038.00	$3.80	0.75%
C Class	$1,000	$1,034.10	$7.59	1.50%
Hypothetical
Investor Class	$1,000	$1,022.38	$2.51	0.50%
I Class	$1,000	$1,023.37	$1.51	0.30%
Y Class	$1,000	$1,023.52	$1.36	0.27%
A Class	$1,000	$1,021.13	$3.77	0.75%
C Class	$1,000	$1,017.40	$7.52	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.5%
California — 99.6%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,726,376
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,178,320
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	988,110
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,431,938
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,289,460
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,292,500
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,781,317
Antelope Valley Community College District GO, 4.00%, 8/1/45(2)	2,500,000	3,070,725
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,471,950
Bay Area Toll Authority Rev., VRN, 2.25%, (MUNIPSA plus 1.10%), 4/1/45	2,500,000	2,586,000
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/44	300,000	353,517
Beaumont Special Tax, (Beaumont Community Facilities District No. 2016-1), 5.00%, 9/1/49	400,000	469,412
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,892,793
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,352,198
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,976,470
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,173,542
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,189,890
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	963,560
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/53	6,250,000	7,554,562
California Community Housing Agency Rev., 5.00%, 4/1/49(3)	8,035,000	9,671,649
California Community Housing Agency Rev., 5.00%, 8/1/49(3)	9,000,000	10,893,060
California Community Housing Agency Rev., 5.00%, 2/1/50(3)	5,000,000	6,096,150
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	3,553,431
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	1,000,470
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,760
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,520,640
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	3,280,306
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	866,780
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,901,463

6

	Principal Amount	Value
California Educational Facilities Authority Rev., (The Leland Stanford Junior University), 5.00%, 5/1/49	$11,500,000	$19,587,490
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(3)	500,000	578,855
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(3)	500,000	572,755
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(3)	350,000	398,937
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 4.00%, 3/1/24	2,250,000	2,538,900
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 4.00%, 11/15/40	3,900,000	4,567,368
California Housing Finance Rev., 4.00%, 3/20/33	20,948,105	25,336,524
California Housing Finance Rev., 4.25%, 1/15/35	3,302,048	4,144,730
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30(2)	5,000,000	7,058,150
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/49	10,000,000	13,031,000
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,080,763
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	2,011,328
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(3)	2,000,000	2,320,960
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	610,662
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	392,836
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.10%, 3/1/20 (GA: Chevron Corp.)	2,300,000	2,300,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/36 (BAM-TCRS)	3,000,000	3,810,810
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	14,900,840
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/52	5,140,000	6,270,800
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,259,240
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,187,182
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,464,264
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	5,721,470
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(3)	625,000	659,444
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(3)	1,400,000	1,489,138
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(3)	3,100,000	3,337,987
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	4,277,630
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,833,270
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,927,363

7

	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	$1,500,000	$1,825,635
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	2,094,470
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,566,880
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	6,512,887
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(3)	1,170,000	1,425,388
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(3)	1,775,000	2,129,521
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(3)	2,000,000	2,350,500
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,163,230
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,193,510
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	610,060
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	396,407
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	562,275
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	335,730
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,885,760
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.25%, 7/1/25 (California Mortgage Insurance)	2,200,000	2,221,208
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(3)	5,100,000	5,944,560
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(3)	800,000	928,888
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(3)	1,915,000	2,200,967
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(3)	1,805,000	2,063,440
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(3)	905,000	1,031,021
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(3)	1,400,000	1,586,858
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,094,980
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,998,780
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	6,489,100
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	6,445,550
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,000,000	2,370,860
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	3,154,302
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(3)	1,500,000	1,827,210

8

	Principal Amount	Value
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	$3,500,000	$4,056,430
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/36(3)	400,000	442,200
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/44(3)	375,000	408,945
California Public Finance Authority Rev., (Trinity Classical Academy), 5.00%, 7/1/54(3)	1,000,000	1,084,600
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,680,320
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(3)	5,000,000	5,685,650
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(3)	985,000	1,155,563
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(3)	1,285,000	1,505,352
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(3)	795,000	929,053
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(3)	400,000	465,840
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(3)	500,000	579,965
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,141,700
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(3)	1,000,000	1,139,900
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(3)	1,800,000	2,075,796
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(3)	1,565,000	1,775,007
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(3)	1,660,000	1,874,655
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(3)	2,525,000	2,667,132
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(3)	1,500,000	1,649,610
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(3)	1,500,000	1,650,195
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(3)	4,630,000	5,092,583
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(3)	2,000,000	2,193,900
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(3)	1,325,000	1,550,833
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(3)	430,000	490,712
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(3)	2,100,000	2,356,956
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(3)	2,000,000	2,235,100
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(3)	785,000	913,921
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(3)	770,000	889,219
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(3)	1,130,000	1,386,691
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(3)	3,500,000	4,021,430

9

	Principal Amount	Value
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(3)	$3,630,000	$4,388,089
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(3)	1,050,000	1,144,269
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(3)	1,425,000	1,539,200
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	345,000	367,080
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	573,300
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(3)	1,180,000	1,435,258
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	796,369
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(3)	1,650,000	1,898,622
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/39(3)	1,000,000	1,264,460
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/49(3)	1,000,000	1,240,890
California School Finance Authority Rev., (Kipp Socal Public Schools Obligated Group), 5.00%, 7/1/54(3)	2,150,000	2,645,360
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(3)	500,000	565,350
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(3)	550,000	613,536
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(3)	1,000,000	1,105,300
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(3)	5,250,000	5,666,115
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(3)	770,000	784,515
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	500,000	556,380
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(3)	870,000	955,147
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(3)	1,000,000	1,089,750
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(3)	360,000	402,080
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(3)	2,100,000	2,271,570
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(3)	2,265,000	2,494,331
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(3)	1,000,000	1,201,550
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(3)	1,870,000	2,214,304
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(3)	2,935,000	2,993,172
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/49(3)	1,000,000	1,114,280
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(3)	2,600,000	2,881,502
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,684,046
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,947,090

10

	Principal Amount	Value
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	$1,000,000	$1,171,850
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,629,930
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,045,990
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,902,965
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,696,813
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.75%, 10/1/31	1,000,000	1,077,630
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	8,191,120
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/44	4,275,000	5,620,086
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(3)	1,795,000	2,001,640
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	2,160,689
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,288,308
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,760,768
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(3)	1,300,000	1,330,043
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(3)	2,630,000	2,897,997
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(3)	3,090,000	3,752,681
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(3)	6,325,000	7,527,888
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,742,475
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,159,124
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	2,635,000	2,853,204
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,147,920
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(4)(5)	7,000,000	3,745,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(3)	3,500,000	4,002,845
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(3)	1,450,000	1,735,592
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	2,000,000	2,378,020
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(3)	3,155,000	3,719,272
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	1,000,000	1,164,540
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(3)	1,700,000	1,957,907

11

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	$5,000,000	$5,758,150
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(3)	9,900,000	11,337,381
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,321,446
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(3)	14,750,000	17,851,187
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	12,058,400
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/39(3)	2,550,000	3,082,924
California Statewide Communities Development Authority Rev., (NCCD-Hooper Street LLC), 5.25%, 7/1/49(3)	3,375,000	4,022,021
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	7,239,960
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,545,150
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,797,547
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,525,560
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	353,663
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	370,464
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	384,611
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/34	1,125,000	1,437,626
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,239,066
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	600,000	756,852
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	1,027,629
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,385,920
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	868,392
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,164,390
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	3,465,000	4,026,884
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,545,000	1,857,492
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,727,475
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,979,439

12

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	$7,330,000	$8,956,234
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	2,084,302
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,161,630
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,401,352
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,461,525
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,536,196
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,611,274
Central Basin Municipal Water District Rev., 5.00%, 8/1/44	5,000,000	5,986,750
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,883,040
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	3,052,475
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	702,035
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,175,870
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/28 (AGM)(1)	5,000,000	4,570,050
Compton Unified School District GO, Capital Appreciation, 0.00%, 6/1/43 (BAM)(1)	3,300,000	1,670,592
Corona-Norco Unified School District GO, 4.00%, 8/1/49	1,000,000	1,171,880
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,865,723
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,219,820
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,761,225
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,167,035
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,282,820
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,499,533
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/44	1,320,000	1,578,944
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Parklane), 5.00%, 9/1/49	1,200,000	1,432,584
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,107,887
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	815,503
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,394,375
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,849,152
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/44	3,000,000	3,582,420
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,400,502
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	4,300,000	5,116,054
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,190,000	1,398,357
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,162,694
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,303,505

13

	Principal Amount	Value
El Dorado County Special Tax, 5.00%, 9/1/29	$1,225,000	$1,500,588
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,615,626
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,555,405
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,638,331
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,380,850
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,554,191
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,275,077
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	534,020
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	853,862
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,528,917
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,756,005
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,226,285
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,468,100
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	693,681
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,170,450
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31, Prerefunded at 100% of Par(6)	1,355,000	1,473,590
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	632,660
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/44	1,000,000	1,248,740
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	5,188,529
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	2,064,842
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	880,000	1,065,742
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	1,145,000	1,376,611
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/49	1,025,000	1,225,746
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	633,769
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	1,002,500
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,967,656
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,540,265
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,851,492
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	1,540,000	1,821,389
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/49	1,000,000	1,181,070
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,630,424
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,200,770

14

	Principal Amount	Value
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/34 (Ambac)(1)	$12,995,000	$10,326,867
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/36 (Ambac)(1)	10,000,000	7,576,900
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,803,120
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49, Prerefunded at 100% of Par(6)	27,500,000	33,108,625
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	3,326,700
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,501,356
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	4,161,112
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,476,310
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,303,300
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,178,970
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,819,855
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,749,825
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,203,510
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,239,900
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,701,255
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,485,030
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,618,700
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	16,500,000	17,603,190
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	45,000,000	8,651,700
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	403,393
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,402,505
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,211,336
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	3,055,033
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,907,553
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,335,280
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,684,125
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,138,410
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,707,615
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,683,750
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,286,723
Irvine Special Assessment, 5.00%, 9/2/24	700,000	773,234
Irvine Special Assessment, 5.00%, 9/2/26	600,000	661,458
Irvine Special Assessment, 5.00%, 9/2/29	700,000	793,450
Irvine Special Assessment, 5.00%, 9/2/30	350,000	395,682
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,735,425

15

	Principal Amount	Value
Irvine Special Tax, 5.00%, 9/1/39	$1,000,000	$1,133,470
Irvine Special Tax, 5.00%, 9/1/44	500,000	564,010
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	5,058,630
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,951,150
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,999,912
Irvine Ranch Water District Special Assessment, VRN, 1.09%, (MUNIPSA less 0.06%), 10/1/37	1,000,000	1,000,050
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	684,734
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	871,479
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	519,158
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	613,550
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	527,339
Irvine Unified School District Special Tax, 4.00%, 9/1/49 (BAM)	2,150,000	2,546,331
Irvine Unified School District Special Tax, 4.00%, 9/1/54 (BAM)	2,600,000	3,052,686
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	4,164,545
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	268,923
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,900,143
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,072,310
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,165,160
Jurupa Unified School District Special Tax, 5.00%, 9/1/33	1,220,000	1,449,604
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,176,580
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,468,513
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,100,800
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,170,840
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,910,055
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,271,831
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	589,640
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	607,530
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,228,457
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	659,478
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	989,496
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,436,600
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	913,965
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	4,495,837
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,936,800
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	558,842

16

	Principal Amount	Value
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	$505,000	$626,402
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,601,808
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,854,778
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,743,055
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	480,000	485,914
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,130,060
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	6,130,000	7,985,367
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	9,170,000	11,955,112
Los Angeles Department of Airports Rev., 5.00%, 5/15/40(2)	5,000,000	6,655,600
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/30	3,500,000	3,982,860
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	384,696
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,357,564
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,747,285
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	6,738,960
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	131,634
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	226,180
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	108,642
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	243,925
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	111,831
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	122,497
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	284,710
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	204,895
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	301,460
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	162,238
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	137,057
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	118,360
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	120,002
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	118,080
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	403,396

17

	Principal Amount	Value
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	$250,000	$292,730
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	470,860
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	290,720
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,179,890
Menifee Union School District Special Tax, 5.00%, 9/1/44	1,000,000	1,203,640
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,762,080
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,300,000	1,559,090
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,406,844
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	909,080
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	479,543
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	390,185
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,236,720
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/44	435,000	509,359
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2015-2), 5.00%, 9/1/48	485,000	566,970
Mount San Antonio Community College District GO, 5.00%, 8/1/44	3,000,000	3,941,400
Mountain View School District/Los Angeles County GO, 4.00%, 8/1/45 (AGM)	500,000	593,010
Mountain View School District/Los Angeles County GO, 4.00%, 8/1/49 (AGM)	2,000,000	2,364,320
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	788,450
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	989,365
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,888,947
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	2,094,058
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,306,005
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,387,836
Napa Special Tax, 4.00%, 9/1/25	155,000	173,129
Napa Special Tax, 4.00%, 9/1/26	365,000	410,716
Napa Special Tax, 4.00%, 9/1/33	315,000	349,470
Napa Special Tax, 4.00%, 9/1/34	400,000	443,300
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,715,087
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,193,256
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34(1)	1,325,000	879,230
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36(1)	2,885,000	1,784,171
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	3,745,000	3,942,811
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	476,174
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,433,272

18

	Principal Amount	Value
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	$1,500,000	$1,752,720
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,151,400
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	574,920
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,537,095
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,199,360
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,267,172
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	1,098,770
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,553,816
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,753,200
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	3,120,792
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,937,758
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	7,805,000	9,551,837
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,656,640
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,190,742
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	443,648
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	564,913
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,042,372
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	755,478
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,600,179
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,433,168
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,602,400
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,546,536
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	10,061,330
Palomar Health Rev., (Palomar Health Obligated Group), 4.00%, 11/1/39	8,875,000	9,707,741
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	9,744,652
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	11,950,300
Paramount Unified School District GO, 4.00%, 8/1/48 (BAM)	2,500,000	2,831,650
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,330,846
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,250,690
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,638,919
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,904,471
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,428,300

19

	Principal Amount	Value
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	$4,835,000	$6,438,769
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,161,255
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,153,885
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,448,968
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,520,735
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,352,140
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,382,711
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,126,926
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,439,563
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	345,000	410,088
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	484,095
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	623,497
Redding Electric System Rev., 5.00%, 6/1/21	400,000	421,992
Redding Electric System Rev., 5.00%, 6/1/23	740,000	845,206
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,955,302
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,899,554
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39, Prerefunded at 100% of Par(6)	1,785,000	2,077,562
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,269,437
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,397,239
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,840,970
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,487,100
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,119,156
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,715,174
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,604,690
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,216,930
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,339,581
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,152,689
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	648,648
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,935,375
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	568,035
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	1,242,260
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	2,002,226
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	2,929,150

20

	Principal Amount	Value
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	$1,600,000	$1,780,992
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	2,061,344
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,463,178
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,365,537
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,510,500
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,902,178
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,537,930
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,817,840
Roseville Special Tax, 5.00%, 9/1/32(3)	1,265,000	1,515,495
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	2,015,490
Roseville Special Tax, 5.00%, 9/1/44	1,475,000	1,770,354
Roseville Special Tax, 5.00%, 9/1/47(3)	6,500,000	7,679,165
Roseville Special Tax, 5.00%, 9/1/49	2,325,000	2,777,212
Roseville Special Tax, (Roseville Fiddyment Ranch Community Facilities District No. 5), 5.00%, 9/1/49	1,000,000	1,193,150
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	521,536
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	582,750
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	812,882
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	827,610
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	695,000	837,412
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	1,615,000	1,931,815
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	2,035,000	2,425,313
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/37	1,250,000	1,455,538
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,347,593
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,858,197
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,382,367
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	6,189,250
Sacramento Special Tax, 5.00%, 9/1/32(3)	300,000	347,049
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,248,992
Sacramento Special Tax, 5.00%, 9/1/44	500,000	589,195
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,652,930
Sacramento Special Tax, 5.00%, 9/1/47(3)	1,900,000	2,181,143
Sacramento Special Tax, 5.00%, 9/1/49	1,000,000	1,173,530
Sacramento Special Tax, (Sacramento Curtis Park Village Community Facilities Dist No. 2014-02), 5.00%, 9/1/39	1,120,000	1,347,976
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,236,990

21

	Principal Amount	Value
Sacramento County Special Tax, 5.00%, 9/1/30	$1,170,000	$1,444,412
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,667,382
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	816,314
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,847,462
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,754,102
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,625,890
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,466,190
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,979,914
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	9,725,000	11,764,332
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,173,856
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 5.00%, 9/1/33	3,000,000	3,420,030
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	771,939
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	1,099,230
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,533,857
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,408,980
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,108,657
San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,773,135
San Diego Special Tax, 5.00%, 9/1/37	970,000	1,152,273
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,019,443
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	640,642
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	881,600
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,390,402
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,379,725
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	343,626
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,093,876
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	572,175
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	3,750,000	5,037,112
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,738,815
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/47	7,625,000	9,558,090
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,609,720
San Diego Public Facilities Financing Authority Rev., 5.00%, 8/1/30	2,000,000	2,200,220
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	415,732
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	604,291
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	748,722
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	835,604
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	851,625
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,554,025

22

	Principal Amount	Value
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	$780,000	$913,747
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,016,570
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	290,018
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,305,256
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,403,778
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	539,186
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,532,826
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	400,359
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	7,125,900
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,838,443
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	137,577
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	12,586,400
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	222,418
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	902,634
San Mateo Special Tax, 6.00%, 9/1/42	500,000	553,420
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,441,430
Santa Clara Unified School District GO, 4.00%, 7/1/48	4,275,000	4,946,260
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,343,484
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/30	465,000	494,290
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,450,000	1,637,949
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,443,876
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,449,516
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	12,998,080
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	3,488,914
Sonoma Valley Unified School District GO, 4.00%, 8/1/47	3,000,000	3,545,070
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,594,220
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	5,159,520
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,643,706
State of California GO, 5.00%, 10/1/24	14,590,000	17,387,924
State of California GO, 5.25%, 2/1/30	5,000,000	5,424,250
State of California GO, 5.25%, 8/1/32 (AGM)	15,000,000	21,734,250
State of California GO, 5.00%, 9/1/34	10,000,000	12,499,900
State of California GO, 4.00%, 10/1/36	10,000,000	12,441,400
State of California GO, 5.00%, 11/1/47	8,375,000	10,649,650
State of California GO, 5.00%, 4/1/49	2,000,000	2,599,680
State of California GO, VRN, 2.30%, (MUNIPSA plus 1.15%), 5/1/20	960,000	960,317
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,609,602

23

	Principal Amount	Value
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	$1,750,000	$2,058,385
Stockton Public Financing Authority Rev., 6.25%, 10/1/40, Prerefunded at 100% of Par(6)	1,750,000	2,092,580
Stockton Public Financing Authority Rev., (Stockton Parking Authority), 4.00%, 3/1/40	1,500,000	1,778,970
Stockton Public Financing Authority Rev., (Stockton Parking Authority), 5.00%, 3/1/47	1,625,000	2,081,690
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,306,040
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	4,230,687
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,563,905
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,973,075
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,539,670
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,626,914
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	2,093,564
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,523,075
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,626,758
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	2,143,454
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,906,540
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,179,890
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,534,715
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	7,047,049
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,022,060
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	3,297,000
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	5,761,000
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/48	10,000,000	12,276,000
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,929,750
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,875,035
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	1,280,000	1,516,365
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,948,275
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/44	1,300,000	1,531,166
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	3,228,912

24

	Principal Amount	Value
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	$1,875,000	$2,199,300
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/44	750,000	902,730
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,000,000	1,197,880
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,435,940
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	556,120
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	595,845
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	491,928
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,869,993
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,273,404
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,534,862
University of California Rev., 5.25%, 5/15/58	5,795,000	7,432,551
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,296,970
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,969,750
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	2,010,960
Victorville Joint Powers Finance Authority Rev., VRDN, 1.15%, 3/6/20 (LOC: BNP Paribas)	3,430,000	3,430,000
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	580,980
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	596,745
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	478,028
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	672,172
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,092,630
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	748,146
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	820,140
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,648,114
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,101,440
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,804,278
West Valley-Mission Community College District GO, 4.00%, 8/1/44	8,000,000	9,682,800
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,940,125
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,597,037
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,762,331
Woodland Special Tax, 4.00%, 9/1/41	2,730,000	3,006,303
Woodland Special Tax, 4.00%, 9/1/45	2,740,000	3,009,780
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,403,040
		1,705,213,595
Guam — 0.9%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,058,680
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	924,375
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,330,270
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,886,850
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,724,481

25

	Principal Amount	Value
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	$3,000,000	$3,483,690
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,834,800
		15,243,146
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,570,588,197)		1,720,456,741
OTHER ASSETS AND LIABILITIES — (0.5)%		(7,723,924)
TOTAL NET ASSETS — 100.0%		$1,712,732,817

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $227,819,616, which represented 13.3% of total net assets.

(4)	Security is in default.

(5)	Non-income producing.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,570,588,197)	$1,720,456,741
Receivable for investments sold	482,400
Receivable for capital shares sold	4,871,686
Interest receivable	21,564,078
1,747,374,905

Liabilities
Disbursements in excess of demand deposit cash	1,075,187
Payable for investments purchased	29,416,792
Payable for capital shares redeemed	3,091,953
Accrued management fees	566,539
Distribution and service fees payable	36,421
Dividends payable	455,196
34,642,088

Net Assets	$1,712,732,817

Net Assets Consist of:
Capital paid in	$1,564,690,984
Distributable earnings	148,041,833
$1,712,732,817

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,068,563,348	94,087,532	$11.36
I Class	$540,187,666	47,583,805	$11.35
Y Class	$58,163	5,123	$11.35
A Class	$75,883,958	6,681,474	$11.36*
C Class	$28,039,682	2,468,621	$11.36
*Maximum offering price $11.90 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$27,956,660

Expenses:
Management fees	3,336,556
Distribution and service fees:
A Class	88,839
C Class	130,297
Trustees' fees and expenses	55,681
Other expenses	856
3,612,229

Net investment income (loss)	24,344,431

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,204,939
Change in net unrealized appreciation (depreciation) on investments	37,889,407

Net realized and unrealized gain (loss)	39,094,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,438,777

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019
Operations
Net investment income (loss)	$24,344,431	$43,480,393
Net realized gain (loss)	1,204,939	(2,792,603)
Change in net unrealized appreciation (depreciation)	37,889,407	74,949,181
Net increase (decrease) in net assets resulting from operations	63,438,777	115,636,971

Distributions to Shareholders
From earnings:
Investor Class	(14,991,518)	(30,134,597)
I Class	(7,942,255)	(10,895,838)
Y Class	(797)	(251)
A Class	(1,008,382)	(1,884,721)
C Class	(272,270)	(563,118)
Decrease in net assets from distributions	(24,215,222)	(43,478,525)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	194,128,890	187,856,506

Net increase (decrease) in net assets	233,352,445	260,014,952

Net Assets
Beginning of period	1,479,380,372	1,219,365,420
End of period	$1,712,732,817	$1,479,380,372

See Notes to Financial Statements.

29

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

30

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

31

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 29, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 29, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $23,400,000 and $13,100,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2020 were $528,260,628 and $308,206,065, respectively.

32

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2020		Year ended August 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,167,259	$167,807,715	23,940,254	$253,460,969
Issued in reinvestment of distributions	1,207,171	13,394,198	2,536,222	26,869,020
Redeemed	(6,796,895)	(75,041,795)	(27,115,606)	(285,562,928)
	9,577,535	106,160,118	(639,130)	(5,232,939)
I Class
Sold	10,269,066	113,478,533	23,126,180	245,972,453
Issued in reinvestment of distributions	649,669	7,204,620	913,215	9,725,591
Redeemed	(3,486,921)	(38,592,179)	(6,986,568)	(73,344,053)
	7,431,814	82,090,974	17,052,827	182,353,991
Y Class
Sold	3,635	40,276	906	9,841
Issued in reinvestment of distributions	72	797	23	251
Redeemed	(15)	(166)	(5)	(53)
	3,692	40,907	924	10,039
A Class
Sold	647,200	7,188,770	1,566,444	16,703,741
Issued in reinvestment of distributions	57,149	633,960	115,047	1,220,657
Redeemed	(329,026)	(3,642,165)	(761,701)	(8,078,615)
	375,323	4,180,565	919,790	9,845,783
C Class
Sold	277,241	3,069,827	595,323	6,311,496
Issued in reinvestment of distributions	21,622	239,916	46,191	489,797
Redeemed	(149,404)	(1,653,417)	(561,765)	(5,921,661)
	149,459	1,656,326	79,749	879,632
Net increase (decrease)	17,537,823	$194,128,890	17,414,160	$187,856,506

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

33

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,570,588,197
Gross tax appreciation of investments	$152,911,429
Gross tax depreciation of investments	(3,042,885)
Net tax appreciation (depreciation) of investments	$149,868,544

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31,2019, the fund had accumulated short-term capital losses of $(889,894) and accumulated long-term capital losses of $(2,007,142), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

34

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$11.10	0.17	0.26	0.43	(0.17)	$11.36	3.93%	0.50%(4)	3.11%(4)	20%	$1,068,563
2019	$10.52	0.36	0.58	0.94	(0.36)	$11.10	9.06%	0.50%	3.40%	39%	$938,094
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
2015	$10.25	0.39	0.05	0.44	(0.39)	$10.30	4.32%	0.50%	3.75%	41%	$631,702
I Class
2020(3)	$11.10	0.18	0.25	0.43	(0.18)	$11.35	3.94%	0.30%(4)	3.31%(4)	20%	$540,188
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.38%	0.30%	3.60%	39%	$445,520
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888
2015	$10.25	0.41	0.05	0.46	(0.41)	$10.30	4.53%	0.30%	3.95%	41%	$83,751
Y Class
2020(3)	$11.10	0.18	0.25	0.43	(0.18)	$11.35	4.06%	0.27%(4)	3.34%(4)	20%	$58
2019	$10.52	0.38	0.58	0.96	(0.38)	$11.10	9.31%	0.27%	3.63%	39%	$16
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(5)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(6)	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$11.10	0.16	0.26	0.42	(0.16)	$11.36	3.80%	0.75%(4)	2.86%(4)	20%	$75,884
2019	$10.52	0.33	0.58	0.91	(0.33)	$11.10	8.79%	0.75%	3.15%	39%	$70,003
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
2015	$10.25	0.36	0.05	0.41	(0.36)	$10.30	4.06%	0.75%	3.50%	41%	$119,150
C Class
2020(3)	$11.10	0.12	0.26	0.38	(0.12)	$11.36	3.41%	1.50%(4)	2.11%(4)	20%	$28,040
2019	$10.53	0.26	0.57	0.83	(0.26)	$11.10	7.98%	1.50%	2.40%	39%	$25,747
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070
2015	$10.25	0.28	0.05	0.33	(0.28)	$10.30	3.29%	1.50%	2.75%	41%	$27,917

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 29, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through August 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91770 2004

Semiannual Report

February 29, 2020

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional fund information, please visit our website, americancentury.com.

Virus Outbreak Altered Market Landscape

California municipal bonds (munis) delivered solid results for the six months, but broad investor sentiment changed dramatically late in the period. Investor fears that the COVID-19 outbreak originating in China would spread worldwide and trigger a global recession fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets, including municipal bonds (munis), rallied.

Federal Reserve rate cuts in September and October helped set the stage for the period’s gains. In addition to benefiting from declining U.S. Treasury yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Investor interest in munis was particularly strong in California and other high-tax states, where caps on state and local tax deductions continued to drive demand for tax-advantaged munis. Late in the reporting period, munis generally benefited from their correlation with Treasuries in the flight-to-quality environment.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges due to the COVID-19 global pandemic. The market impact has been severe for munis and other assets, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

February 29, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	9.5 years
Average Duration (Modified)	5.0 years

Top Five Sectors	% of fund investments
Special Tax	15%
Hospital	13%
General Obligation (GO) - Local	11%
Water & Sewer	9%
Lease Revenue	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.8%
Other Assets and Liabilities	(0.8)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,025.40	$2.37	0.47%
I Class	$1,000	$1,026.40	$1.36	0.27%
Y Class	$1,000	$1,026.50	$1.21	0.24%
A Class	$1,000	$1,024.10	$3.62	0.72%
C Class	$1,000	$1,020.30	$7.38	1.47%
Hypothetical
Investor Class	$1,000	$1,022.53	$2.36	0.47%
I Class	$1,000	$1,023.52	$1.36	0.27%
Y Class	$1,000	$1,023.67	$1.21	0.24%
A Class	$1,000	$1,021.28	$3.62	0.72%
C Class	$1,000	$1,017.55	$7.37	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.8%
California — 100.5%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,150,340
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,148,120
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,756,410
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,637,180
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,402,367
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,785,000
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	623,618
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,086,424
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,097,250
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,597,240
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	1,500,000	1,840,830
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,675,750
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	3,000,000	3,669,450
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,627,514
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	772,750
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	9,049,440
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,911,200
Anaheim Housing & Public Improvements Authority Rev., (Anaheim Electric System Rev.), 5.00%, 10/1/39(2)	650,000	784,823
Anaheim Housing & Public Improvements Authority Rev., (Anaheim Electric System Rev.), 5.00%, 10/1/40(2)	850,000	1,025,287
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,052,110
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(3)	1,200,000	1,337,148
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(3)	2,275,000	2,535,010
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,175,480
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,290,058
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,464,850
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,587,678
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,811,841
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,500,000	3,393,100
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,355,192
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,342,523
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	2,226,321

	Principal Amount	Value
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	$1,800,000	$2,282,490
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,662,825
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	5,286,691
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	575,520
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	898,522
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	530,158
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	888,783
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,122,339
Bakersfield Wastewater Rev., 5.00%, 9/15/31(2)	1,355,000	1,840,388
Bakersfield Wastewater Rev., 5.00%, 9/15/32(2)	1,620,000	2,195,068
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	7,185,000	7,839,913
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	1,500,000	1,636,725
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(3)	3,500,000	3,819,025
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,647,490
Bay Area Toll Authority Rev., VRN, 2.00%, 4/1/34	2,000,000	2,015,420
Bay Area Toll Authority Rev., VRN, 2.40%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	4,211,880
Bay Area Toll Authority Rev., VRN, 2.25%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,879,000
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	16,448,850
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,617,870
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,921,731
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	344,787
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	999,216
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/32	875,000	1,080,126
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/33	600,000	738,552
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/35	1,540,000	1,888,841
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,061,520
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	784,898
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,089,160
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,520,126
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	922,883
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	961,856
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	381,954

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	$800,000	$1,012,608
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	647,187
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	823,819
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	975,533
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(3)	365,000	390,061
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(3)	385,000	411,750
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(3)	1,875,000	2,326,875
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,819,365
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,359,880
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,499,762
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,747,279
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,733,740
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,454,820
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,334,932
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	493,068
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	954,261
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,358,320
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,620,912
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,747,655
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,399,620
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	603,550
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 8/1/31	2,200,000	2,442,198
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,458,065
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,202,199
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,719,135
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 5.00%, 10/1/39	5,000,000	6,468,050

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(3)	$2,000,000	$2,061,500
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,117,670
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,110,775
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(3)	2,500,000	2,560,575
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,755,913
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	2,830,000	2,899,929
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,515,387
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,923,105
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,461,920
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,152,027
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,842,405
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,587,280
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	7,449,908
California Housing Finance Rev., 4.00%, 3/20/33	20,948,105	25,336,524
California Housing Finance Rev., 4.25%, 1/15/35	3,550,614	4,456,731
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,167,823
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,392,353
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,154,690
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30(2)	6,000,000	8,469,780
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,580,843
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 1.51%, (70% of the 1-month LIBOR plus 0.38%), 8/1/47	9,000,000	9,013,410
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	1,008,544
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,573,562
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,257,880
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	1,005,024
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	875,973

	Principal Amount	Value
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	$1,000,000	$1,344,820
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	3,013,920
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,469,116
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,564,301
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,593,852
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRN, 1.60%, (70% of the 3-month LIBOR plus 0.37%), 4/1/38	3,000,000	3,000,750
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 1.77%, (70% of the 1-month LIBOR plus 0.65%), 12/1/50	5,000,000	5,009,650
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,188,800
California Municipal Finance Authority Rev., (Anaheim Electric System Revenue), VRN, 1.50%, (MUNIPSA plus 0.35%), 10/1/45	3,500,000	3,500,945
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(3)(4)	665,000	716,950
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,340,845
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	559,345
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,178,680
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	379,074
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	194,363
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	289,971
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	287,874
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	255,192
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	285,876
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	285,473
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	316,158
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	283,968
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	314,840
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	345,554
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	375,684
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	7,267,482
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	5,129,002
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,256,530

	Principal Amount	Value
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 1.10%, 3/1/20 (GA: Chevron Corp.)	$2,300,000	$2,300,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 1.10%, 3/1/20 (GA: Chevron Corp.)	13,415,000	13,415,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/36 (BAM-TCRS)	3,000,000	3,810,810
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	9,990,480
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	938,903
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	2,191,662
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,907,990
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,885,134
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,079,120
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	581,755
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,301,029
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,229,570
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	649,079
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	873,209
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,349,985
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,185,820
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	5,173,362
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,344,452
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,365,760
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,882,645
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,656,558
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	283,014
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	301,230
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	682,404
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	356,055
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	875,405
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(3)	1,760,000	1,786,206
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,371,505

	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	$2,260,000	$2,768,161
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,611,938
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,238,920
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,233,760
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,647,070
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,836,285
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(3)	2,250,000	2,459,002
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(3)	3,000,000	3,291,690
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,725,340
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,876,433
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,315,049
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,262,070
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,341,921
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	905,414
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,254,190
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	2,014,425
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	3,257,480
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	3,145,505
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	2,750,000	3,138,162
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,011,010
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,726,234
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,069,850
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,793,760
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,036,440
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,755,380
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	345,783
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,142,160
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(3)	1,000,000	1,013,770

	Principal Amount	Value
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	$700,000	$844,494
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,243,300
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,272,830
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/33	335,000	448,431
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/34	375,000	500,164
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/35	400,000	531,476
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,324,480
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,809,871
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/39	840,000	1,103,038
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/20	400,000	405,376
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	824,491
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	840,827
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,669,743
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,788,815
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,226,340
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(4)	2,000,000	2,474,160
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	592,155
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,175,840
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,120,976
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	8,019,900
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/41(4)	1,200,000	1,367,880
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(4)	600,000	684,474
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(4)	960,000	1,129,594
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(4)	100,000	105,228
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(4)	165,000	180,107
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(4)	175,000	197,215
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(4)	160,000	185,653
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(4)	150,000	178,763

	Principal Amount	Value
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(4)	$150,000	$182,981
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(4)	160,000	199,237
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(4)	190,000	240,956
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	556,380
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	418,821
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	742,126
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	699,884
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(4)	290,000	333,836
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(4)	740,000	832,641
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	801,204
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	865,295
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	922,709
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	986,772
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	1,054,487
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	1,114,146
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,137,250
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,110,620
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,174,100
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	1,955,916
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,233,550
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(3)	1,865,000	2,152,546
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,934,400
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,838,050
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,394,400
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	6,027,550
California State University Rev., 5.00%, 11/1/20	1,250,000	1,286,313
California State University Rev., 5.00%, 11/1/21	1,000,000	1,072,780
California State University Rev., 5.00%, 11/1/24	5,000,000	5,360,550
California State University Rev., 5.00%, 11/1/28	2,000,000	2,591,200
California State University Rev., 5.00%, 11/1/28	500,000	676,770
California State University Rev., 5.00%, 11/1/29	1,000,000	1,293,450
California State University Rev., 5.00%, 11/1/29	500,000	693,250
California State University Rev., 5.00%, 11/1/30	3,000,000	3,873,120

	Principal Amount	Value
California State University Rev., 5.00%, 11/1/30	$600,000	$830,568
California State University Rev., 5.00%, 11/1/31	2,900,000	3,735,896
California State University Rev., 5.00%, 11/1/31	390,000	537,482
California State University Rev., 5.00%, 11/1/32	1,750,000	2,082,745
California State University Rev., 4.00%, 11/1/34	10,000,000	11,672,900
California State University Rev., 5.00%, 11/1/36	5,105,000	6,330,608
California State University Rev., 4.00%, 11/1/38	2,865,000	3,300,738
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,414,520
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,533,459
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,762,917
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,298,560
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,340,226
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	934,152
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	905,048
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,243,170
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,963,459
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	947,415
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,148,040
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,591,012
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,270,410
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	865,486
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,870,831
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	6,000,000	7,507,500
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,285,246
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,173,220
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,124,610
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,159,970
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,298,604
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,493,107
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,515,550
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,340,261

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	$1,000,000	$1,054,260
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	520,230
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	328,566
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	680,868
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	340,434
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	880,140
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	938,320
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	363,219
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	404,784
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,202,288
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(3)	1,000,000	1,030,360
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	242,911
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	328,372
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	180,223
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	154,750
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	212,939
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	1,005,000	1,009,633
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,174,013
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	9,102,156
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,810,600
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	3,600,000	3,684,708
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	3,379,440
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(4)	375,000	463,095
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(4)	475,000	578,146

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	$5,000,000	$5,945,050
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(4)	1,000,000	1,210,510
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	3,500,000	4,075,890
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,249,519
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	643,235
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	863,062
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	574,200
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	796,100
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	921,809
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	888,209
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	632,825
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	631,095
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,493,700
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	6,421,192
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,639,398
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,694,193
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,242,600
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	743,214
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,069,743
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	5,025,405
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,545,150
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,797,547
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,525,560
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,050,000	1,096,662

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	$875,000	$1,002,295
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,711,696
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,620,752
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,343,360
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	804,240
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,393,097
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	3,125,000	3,589,687
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	1,220,000	1,401,414
Chino Hills Financing Authority Special Tax, 3.00%, 9/1/20	640,000	647,091
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21	500,000	523,415
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	537,900
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	552,085
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,145,813
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,681,397
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	931,269
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	530,425
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	385,130
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	684,384
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	678,201
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	854,655
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,194,043
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,292,550
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,609,362
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,281,420
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/29	660,000	904,424
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/31	500,000	680,750
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,355,250
Davis Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/33	600,000	747,444
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,351,373
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	753,331
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	270,437
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	299,020
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	327,652

	Principal Amount	Value
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	$265,000	$314,722
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	355,551
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	591,285
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,586,290
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,507,429
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,203,810
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	1,700,000	2,563,243
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,364,000
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,353,700
East Side Union High School District GO, 5.00%, 8/1/21 (BAM)(2)	1,600,000	1,680,848
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,548,141
East Side Union High School District GO, 5.00%, 8/1/25 (BAM)(2)	1,000,000	1,208,850
East Side Union High School District GO, 5.00%, 8/1/26 (BAM)(2)	1,080,000	1,345,561
East Side Union High School District GO, 5.00%, 8/1/27 (BAM)(2)	1,150,000	1,471,965
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/20	545,000	554,854
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	566,545
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	665,614
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	865,568
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	638,833
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,271,250
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,056,184
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,140,220
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,922,779
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/24, Prerefunded at 100% of Par(3)	6,250,000	7,524,687
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,488,600
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	600,390
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,168,420
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	556,725
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	3,365,511
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,615,054
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	11,096,300
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,231,121

	Principal Amount	Value
Fremont Union High School District GO, 5.00%, 8/1/33	$750,000	$969,660
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	849,697
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,497,687
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,573,924
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	2,046,297
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,769,894
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,257,780
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,689,295
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	554,835
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	575,805
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,148,530
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,010,600
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,010,120
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,052,800
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,255,534
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,383,790
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,673,299
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,439,400
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	10,131,568
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,538,640
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,542,230
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,132,010
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	11,285,000	11,767,208
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	3,000,000	2,834,490
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	865,065
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(3)	2,750,000	3,221,322
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,218,190
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,214,840
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,209,480
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,848,190
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)	3,000,000	3,601,830
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,491,591
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,467,168
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/35(2)	600,000	746,886
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/36(2)	835,000	1,033,095
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/37(2)	1,055,000	1,300,298
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/38(2)	1,070,000	1,311,531
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/39(2)	1,000,000	1,221,550

	Principal Amount	Value
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/40(2)	$600,000	$730,356
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	597,894
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	541,248
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	706,603
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,340,830
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,469,820
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	2,026,570
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,245,730
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	381,441
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,130,140
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,812,465
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	613,485
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	417,636
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	288,272
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	607,690
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	606,415
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	361,890
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,029,848
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	599,960
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,930,085
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	2,006,805
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,892,025
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,133,470
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,582,590
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,276,716
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,584,110
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	783,635
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	468,965
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	451,959
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	514,176
Irvine Unified School District Special Tax, 5.00%, 9/1/35	1,005,000	1,284,491
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,708,275
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	670,309
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	806,224
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	716,650
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	807,738
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,187,370
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,376,495
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,067,614
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,998,111
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/20	640,000	644,634

	Principal Amount	Value
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/21	$315,000	$328,441
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22	225,000	242,332
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/29	635,000	681,292
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	514,601
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	732,948
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,706,490
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,463,012
Long Beach Harbor Rev., 5.00%, 12/15/20	6,250,000	6,459,500
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	720,148
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,567,873
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	582,190
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	928,224
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	695,100
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,604,577
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,341,300
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,517,600
Los Angeles Community College District GO, 5.00%, 8/1/21	20,000,000	21,234,600
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,679,409
Los Angeles Community College District GO, 4.00%, 8/1/37	3,000,000	3,544,110
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,247,664
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,086,930
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,043,230
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,613,828
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,654,480
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,295,526
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,340,953
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,066,904
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,827,540
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,556,582
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,730,767
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,599,875
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,916,835
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,302,125
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	8,118,671
Los Angeles Department of Airports Rev., 5.00%, 5/15/40(2)	3,685,000	4,905,177
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,387,797
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,347,820
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,650,508

	Principal Amount	Value
Los Angeles Department of Water Rev., 5.00%, 7/1/24	$1,500,000	$1,650,165
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,830,046
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	5,122,518
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,782,326
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,766,436
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,986,916
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,864,282
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,099,130
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,510,639
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,264,500
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,369,459
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,676,950
Los Angeles Department of Water & Power System Rev., VRDN, 1.19%, 3/1/20 (SBBPA: Bank of America N.A.)	900,000	900,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,868,521
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,182,910
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,168,510
Los Angeles Unified School District GO, 5.00%, 7/1/23	9,175,000	10,473,354
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,912,000
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,432,980
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,198,419
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,152,200
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,059,440
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,238,559
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,357,564
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,956,735
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	9,502,374
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,616,050
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,400,754
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,987,993
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,212,580
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/31 (BAM)	400,000	505,516
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/33 (BAM)	550,000	685,157
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/35 (BAM)	600,000	738,990
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/42 (BAM)	850,000	1,024,658

	Principal Amount	Value
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	$325,000	$333,158
Metropolitan Water District of Southern California Rev., VRDN, 1.19%, 3/1/20 (SBBPA: Citibank N.A.)	12,100,000	12,100,000
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,868,957
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,744,000
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,697,960
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,614,132
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,938,441
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,651,962
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,112,330
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,253,920
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	926,850
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	750,000	873,548
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/32	750,000	872,880
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/33	750,000	871,883
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/34	1,000,000	1,161,180
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/35	1,750,000	2,030,507
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/36	1,500,000	1,738,440
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/37	2,085,000	2,414,597
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,271,208
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	5,967,963
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	3,127,333
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,641,825
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,047,413
New Haven Unified School District GO, 4.00%, 8/1/37	165,000	197,688
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	298,208
New Haven Unified School District GO, 4.00%, 8/1/39	200,000	237,876
New Haven Unified School District GO, 4.00%, 8/1/44	895,000	1,052,994
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(3)	2,000,000	2,184,180
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,512,715
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,748,955
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	2,037,455
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,163,830
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	10,300,000	11,539,296
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,921,762

	Principal Amount	Value
Northern California Power Agency Rev., 5.00%, 7/1/27	$2,000,000	$2,195,320
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,253,930
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,250,860
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,309,846
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,238,125
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,307,702
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,717,888
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/39	1,475,000	1,783,009
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/40	1,465,000	1,756,491
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,376,948
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,418,892
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/20	1,670,000	1,698,858
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(3)	1,870,000	2,025,565
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	545,000	580,049
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(3)	3,150,000	3,512,470
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,592,318
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	787,885
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,484,881
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	299,030
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	296,400
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	318,831
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	65,149
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	346,903
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	363,555
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	382,745
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	255,691
Orange County Special Assessment, 3.00%, 9/2/25	285,000	318,043
Orange County Special Assessment, 5.00%, 9/2/26	600,000	756,810
Orange County Special Assessment, 5.00%, 9/2/28	600,000	799,332
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,153,653
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,741,582
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,226,490
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,268,660

	Principal Amount	Value
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	$1,960,000	$2,114,683
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,421,240
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,676,787
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	3,090,953
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,135,768
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	2,132,216
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	4,375,385
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,358,800
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,343,499
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,778,443
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,910,825
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,162,520
Oxnard Gas Tax Rev., 4.00%, 9/1/32 (AGM)	1,045,000	1,303,909
Oxnard Gas Tax Rev., 4.00%, 9/1/35 (AGM)	575,000	709,182
Oxnard Gas Tax Rev., 4.00%, 9/1/37 (AGM)	500,000	611,235
Oxnard School District GO, VRN, 3.00%, 8/1/40 (AGM)	3,750,000	4,310,925
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	438,806
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,696,336
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,598,896
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,518,215
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	547,942
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(3)	325,000	334,867
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(3)	1,870,000	1,935,244
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	844,066
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	776,562
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	580,901
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	898,402
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,879,200
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,158,951
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,655,918
Palomar Health GO, Capital Appreciation, VRN, 0.00%, 8/1/38 (AGC)	3,330,000	4,820,641
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,844,095
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,096,190
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,762,671

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	$4,100,000	$4,975,555
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,524,787
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,819,174
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	2,109,458
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,407,594
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	1,051,594
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	395,451
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	571,090
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	717,651
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,575,093
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,361,366
Perris Union High School District GO, 4.00%, 9/1/40 (AGM)	2,000,000	2,409,600
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,742,470
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,313,540
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	944,296
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/31	775,000	1,068,477
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/33	860,000	1,173,358
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/35	400,000	539,408
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/36	325,000	436,794
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/37	325,000	400,309
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/38	405,000	497,214
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/40	1,310,000	1,596,130
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(3)	4,000,000	4,320,440
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	3,100,162
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,057,813
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(3)	790,000	842,859
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(3)	1,300,000	1,389,401
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(3)	1,410,000	1,509,574
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,306,090
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,625,737
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,617,312
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,715,927
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,455,960
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	810,313

	Principal Amount	Value
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(3)	$1,560,000	$1,612,447
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(3)	1,335,000	1,534,623
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	882,270
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	840,400
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,272,146
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	2,005,748
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,177,682
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,950,825
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,289,688
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,700,540
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,818,340
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,075,924
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,241,745
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,191,520
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,308,153
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	1,000,000	1,186,970
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	891,548
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,314,016
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,279,610
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,721,529
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,233,710
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,538,375
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,286,807
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,089,854
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,772,382
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	475,000	489,535
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,014,040
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,014,210
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,014,140
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,875,734
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,291,200
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,288,820
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,080,200
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.81%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	8,323,285
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,592,880

	Principal Amount	Value
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	$700,000	$931,798
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,390,750
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,190,380
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,658,760
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,526,600
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,608,276
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	7,500,000	9,072,750
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,633,371
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,276,410
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,865,015
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,267,680
Salinas Union High School District GO, 0.00%, 8/1/20(1)	5,000,000	4,959,950
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	21,636,200
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,010,991
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,578,861
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,764,054
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,573,439
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,227,100
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,690,741
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	11,393,225
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,041,120
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(3)	3,000,000	3,451,620
San Diego Community College District GO, 4.00%, 8/1/36	9,305,000	10,890,479
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,689,044
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	820,800
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,028,820
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,289,650
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,094,350
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,284,970
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	897,974
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	760,808
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,280,700
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,474,092
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,652,764
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,223,635
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,417,915
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,913,529
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,240,478

	Principal Amount	Value
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.25%, 5/15/20, Prerefunded at 100% of Par(3)	$3,400,000	$3,431,586
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	12,609,000
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/21	2,000,000	2,122,280
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/24	2,000,000	2,206,820
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,559,550
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,108,790
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,151,880
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	285,263
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	568,675
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	851,625
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,697,243
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,837,965
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(3)	980,000	1,029,813
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(3)	1,210,000	1,271,504
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,093,680
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(3)	1,625,000	1,795,576
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,367,375
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,312,342
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,941,420
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,341,650
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	487,453
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	501,152
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	648,291
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	435,601
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	469,676
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(3)	515,000	526,289
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(3)	500,000	527,140

	Principal Amount	Value
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(3)	$2,780,000	$2,799,682
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,283,102
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	1,013,481
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	14,144,400
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,173,300
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,187,650
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,517,202
San Mateo Special Tax, 5.50%, 9/1/44	750,000	813,810
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,418,372
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,374,670
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,530,952
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	941,026
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,640,167
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,628,122
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	2,069,278
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,142,879
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,124,348
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,706,957
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,316,200
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,584,480
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,013,880
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,817,280
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,065,790
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,553,485
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,943,052
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,750,377
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,493,541
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,445,280
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	730,878
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,091,960
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,662,384

	Principal Amount	Value
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	$1,100,000	$1,361,789
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,621,614
Sonoma Valley Unified School District GO, 4.00%, 8/1/37	340,000	410,941
Sonoma Valley Unified School District GO, 4.00%, 8/1/38	450,000	541,098
Sonoma Valley Unified School District GO, 4.00%, 8/1/39	500,000	599,040
Sonoma Valley Unified School District GO, 4.00%, 8/1/40	300,000	358,872
Sonoma Valley Unified School District GO, 4.00%, 8/1/42	750,000	893,018
Sonoma Valley Unified School District GO, 4.00%, 8/1/44	1,000,000	1,185,990
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	450,000	601,709
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,110,000	2,794,041
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,515,000	3,293,946
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,121,406
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,592,430
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,373,748
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,376,685
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,261,810
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,497,943
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,783,031
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,058,040
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,941,879
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,063,581
Southern California Public Power Authority Rev., VRN, 1.40%, (MUNIPSA plus 0.25%), 7/1/40	10,000,000	10,001,100
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,062,310
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,866,600
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,822,671
State of California GO, 5.00%, 3/1/23	10,000,000	11,265,500
State of California GO, 5.00%, 12/1/26	1,045,000	1,207,748
State of California GO, 5.00%, 2/1/27	10,000,000	11,209,100
State of California GO, 4.00%, 11/1/27	2,000,000	2,460,260
State of California GO, 5.00%, 2/1/28	6,795,000	7,610,332
State of California GO, 5.00%, 11/1/29	2,625,000	3,016,676
State of California GO, 5.00%, 4/1/30	2,500,000	3,359,300
State of California GO, 5.00%, 4/1/31	1,350,000	1,806,475
State of California GO, 5.00%, 11/1/31	7,435,000	9,658,957
State of California GO, 5.00%, 4/1/32	3,000,000	4,006,860
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	7,244,750

	Principal Amount	Value
State of California GO, 4.00%, 10/1/36	$9,375,000	$11,663,812
State of California GO, 5.00%, 4/1/37	5,000,000	5,783,600
State of California GO, 5.00%, 4/1/38	3,500,000	4,606,700
State of California GO, 5.50%, 3/1/40	3,000,000	3,010,500
State of California GO, VRN, 2.30%, (MUNIPSA plus 1.15%), 5/1/20	1,920,000	1,920,634
State of California GO, VRN, 1.86%, (70% of the 1-month LIBOR plus 0.70%), 12/1/28	1,700,000	1,702,244
State of California GO, VRN, 4.00%, 12/1/30	4,000,000	4,160,680
State of California GO, VRN, 1.92%, (70% of the 1-month LIBOR plus 0.76%), 12/1/31	4,000,000	4,023,880
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,494,860
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(3)	1,860,000	1,873,169
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	10,000,000	10,069,700
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,147,946
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,501,100
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,565,898
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,556,725
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,642,745
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(3)	1,500,000	1,793,640
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(3)	750,000	896,820
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,291,051
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,668,725
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,767,120
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,180,080
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,320,910
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,315,380
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	584,373
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	472,010
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,014,730
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	727,351
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,862,715
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,222,460
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,243,016
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	640,470
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,477,557

	Principal Amount	Value
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	$765,000	$966,991
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	943,598
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	408,172
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	547,388
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	303,762
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,314,560
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2006-01), 5.00%, 9/1/36	1,595,000	2,035,348
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	514,781
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,925,222
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,881,392
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	610,290
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	707,634
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	534,437
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	922,173
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,560,657
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	861,355
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,922,031
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	804,128
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,212,420
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,196,820
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(3)	2,000,000	2,053,240
University of California Rev., 5.00%, 5/15/20	1,405,000	1,409,637
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(3)	2,840,000	3,110,709
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(3)	1,395,000	1,584,957
University of California Rev., 4.00%, 5/15/26	2,415,000	2,898,942
University of California Rev., 5.00%, 5/15/26	3,310,000	3,623,291
University of California Rev., VRN, 5.00%, 5/15/48	5,000,000	5,677,300
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,308,079
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,871,373
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,808,807
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,116,520
Vallejo Water Rev., 4.00%, 5/1/29 (BAM)(2)	2,220,000	2,815,448
Vallejo Water Rev., 4.00%, 5/1/30 (BAM)(2)	2,120,000	2,733,486
Victorville Joint Powers Finance Authority Rev., VRDN, 1.15%, 3/6/20 (LOC: BNP Paribas)	3,000,000	3,000,000

	Principal Amount	Value
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	$2,000,000	$2,717,800
Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,706,800
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,342,240
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,527,190
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,761,270
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	782,113
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	746,196
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,519,837
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,977,870
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,415,595
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,836,819
		2,115,516,035
Guam — 0.3%
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(3)	2,150,000	2,208,114
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	314,481
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	352,095
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	558,820
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	402,686
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	413,756
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	605,995
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,114,452
		5,970,399
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,956,379,198)		2,121,486,434
OTHER ASSETS AND LIABILITIES — (0.8)%		(16,454,742)
TOTAL NET ASSETS — 100.0%		$2,105,031,692

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,063,381, which represented 1.6% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,956,379,198)	$2,121,486,434
Cash	1,528,479
Receivable for investments sold	5,150
Receivable for capital shares sold	2,197,917
Interest receivable	21,518,381
2,146,736,361

Liabilities
Payable for investments purchased	36,188,389
Payable for capital shares redeemed	4,147,987
Accrued management fees	628,155
Distribution and service fees payable	15,218
Dividends payable	724,920
41,704,669

Net Assets	$2,105,031,692

Net Assets Consist of:
Capital paid in	$1,939,146,426
Distributable earnings	165,885,266
$2,105,031,692

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,240,881,143	100,208,829	$12.38
I Class	$814,652,009	65,775,424	$12.39
Y Class	$14,314,669	1,155,955	$12.38
A Class	$21,117,044	1,704,589	$12.39*
C Class	$14,066,827	1,135,117	$12.39
*Maximum offering price $12.97 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$27,372,218

Expenses:
Management fees	3,806,868
Distribution and service fees:
A Class	25,373
C Class	71,790
Trustees' fees and expenses	71,593
3,975,624

Net investment income (loss)	23,396,594

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,213,509
Change in net unrealized appreciation (depreciation) on investments	27,226,236

Net realized and unrealized gain (loss)	29,439,745

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,836,339

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019
Operations
Net investment income (loss)	$23,396,594	$46,588,676
Net realized gain (loss)	2,213,509	1,921,403
Change in net unrealized appreciation (depreciation)	27,226,236	81,656,268
Net increase (decrease) in net assets resulting from operations	52,836,339	130,166,347

Distributions to Shareholders
From earnings:
Investor Class	(15,143,865)	(29,171,085)
I Class	(10,589,933)	(17,228,314)
Y Class	(180,080)	(246,575)
A Class	(236,628)	(511,424)
C Class	(113,851)	(239,644)
Decrease in net assets from distributions	(26,264,357)	(47,397,042)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	138,034,716	142,187,251

Net increase (decrease) in net assets	164,606,698	224,956,556

Net Assets
Beginning of period	1,940,424,994	1,715,468,438
End of period	$2,105,031,692	$1,940,424,994

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended February 29, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended February 29, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $18,100,000 and $18,000,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 29, 2020 were $480,675,663 and $309,718,803, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 29, 2020		Year ended August 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,985,426	$133,561,013	24,621,877	$290,107,076
Issued in reinvestment of distributions	862,702	10,499,677	1,806,888	21,344,203
Redeemed	(6,386,911)	(77,610,195)	(29,478,055)	(346,207,121)
	5,461,217	66,450,495	(3,049,290)	(34,755,842)
I Class
Sold	9,147,457	111,190,887	32,410,824	380,925,733
Issued in reinvestment of distributions	859,978	10,473,289	1,429,728	16,934,188
Redeemed	(4,244,619)	(51,674,777)	(18,892,785)	(221,485,726)
	5,762,816	69,989,399	14,947,767	176,374,195
Y Class
Sold	302,656	3,680,532	468,794	5,525,634
Issued in reinvestment of distributions	14,788	180,032	20,808	246,575
Redeemed	(79,382)	(965,053)	(160,758)	(1,888,292)
	238,062	2,895,511	328,844	3,883,917
A Class
Sold	167,024	2,032,712	538,059	6,357,771
Issued in reinvestment of distributions	18,836	229,355	42,195	499,252
Redeemed	(247,749)	(3,008,851)	(646,166)	(7,687,880)
	(61,889)	(746,784)	(65,912)	(830,857)
C Class
Sold	104,906	1,278,531	159,709	1,883,932
Issued in reinvestment of distributions	8,215	99,996	17,581	207,725
Redeemed	(159,006)	(1,932,432)	(388,837)	(4,575,819)
	(45,885)	(553,905)	(211,547)	(2,484,162)
Net increase (decrease)	11,354,321	$138,034,716	11,949,862	$142,187,251

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,956,389,634
Gross tax appreciation of investments	$165,150,173
Gross tax depreciation of investments	(53,373)
Net tax appreciation (depreciation) of investments	$165,096,800

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$12.23	0.14	0.17	0.31	(0.14)	(0.02)	(0.16)	$12.38	2.54%	0.47%(4)	2.30%(4)	15%	$1,240,881
2019	$11.69	0.30	0.55	0.85	(0.30)	(0.01)	(0.31)	$12.23	7.29%	0.47%	2.56%	54%	$1,158,927
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	—	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	—	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
2016	$11.85	0.28	0.39	0.67	(0.28)	—	(0.28)	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
2015	$11.94	0.29	(0.09)	0.20	(0.29)	—	(0.29)	$11.85	1.68%	0.47%	2.42%	30%	$1,216,943
I Class
2020(3)	$12.23	0.15	0.18	0.33	(0.15)	(0.02)	(0.17)	$12.39	2.64%	0.27%(4)	2.50%(4)	15%	$814,652
2019	$11.70	0.32	0.55	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.59%	0.27%	2.76%	54%	$734,197
2018	$12.00	0.32	(0.29)	0.03	(0.33)	—	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	—	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363
2016	$11.85	0.31	0.39	0.70	(0.31)	—	(0.31)	$12.24	5.95%	0.27%	2.54%	23%	$298,010
2015	$11.94	0.31	(0.09)	0.22	(0.31)	—	(0.31)	$11.85	1.88%	0.27%	2.62%	30%	$232,892

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$12.23	0.15	0.17	0.32	(0.15)	(0.02)	(0.17)	$12.38	2.65%	0.24%(4)	2.53%(4)	15%	$14,315
2019	$11.70	0.33	0.54	0.87	(0.33)	(0.01)	(0.34)	$12.23	7.53%	0.24%	2.79%	54%	$11,228
2018	$12.00	0.33	(0.30)	0.03	(0.33)	—	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(5)	$11.78	0.12	0.23	0.35	(0.13)	—	(0.13)	$12.00	2.94%	0.24%(4)	2.62%(4)	52%(6)	$6,233
A Class
2020(3)	$12.24	0.12	0.17	0.29	(0.12)	(0.02)	(0.14)	$12.39	2.41%	0.72%(4)	2.05%(4)	15%	$21,117
2019	$11.70	0.27	0.55	0.82	(0.27)	(0.01)	(0.28)	$12.24	7.11%	0.72%	2.31%	54%	$21,617
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	—	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	—	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
2016	$11.85	0.25	0.39	0.64	(0.25)	—	(0.25)	$12.24	5.47%	0.72%	2.09%	23%	$47,126
2015	$11.94	0.26	(0.09)	0.17	(0.26)	—	(0.26)	$11.85	1.42%	0.72%	2.17%	30%	$39,308
C Class
2020(3)	$12.24	0.08	0.17	0.25	(0.08)	(0.02)	(0.10)	$12.39	2.03%	1.47%(4)	1.30%(4)	15%	$14,067
2019	$11.70	0.18	0.55	0.73	(0.18)	(0.01)	(0.19)	$12.24	6.22%	1.47%	1.56%	54%	$14,457
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	—	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929
2016	$11.86	0.16	0.38	0.54	(0.16)	—	(0.16)	$12.24	4.60%	1.47%	1.34%	23%	$21,058
2015	$11.95	0.17	(0.09)	0.08	(0.17)	—	(0.17)	$11.86	0.67%	1.47%	1.42%	30%	$16,531

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended February 29, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through August 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91773 2004

Semiannual Report

February 29, 2020

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended February 29, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional fund information, please visit our website, americancentury.com.

Virus Outbreak Altered Market Landscape

California municipal bonds (munis) delivered solid results for the six months, but broad investor sentiment changed dramatically late in the period. Investor fears that the COVID-19 outbreak originating in China would spread worldwide and trigger a global recession fueled a global flight to quality. Stocks and other riskier assets plunged, while government bonds and other higher-quality assets, including municipal bonds (munis), rallied.

Federal Reserve rate cuts in September and October helped set the stage for the period’s gains. In addition to benefiting from declining U.S. Treasury yields, munis advanced on stable credit fundamentals and favorable supply/demand dynamics. Investor interest in munis was particularly strong in California and other high-tax states, where caps on state and local tax deductions continued to drive demand for tax-advantaged munis. Late in the reporting period, munis generally benefited from their correlation with Treasuries in the flight-to-quality environment.

In These Trying Times, Your Well-Being Is Our Primary Concern

As we finalize this shareholder report, the world is dealing with unprecedented health, economic and lifestyle challenges due to the COVID-19 global pandemic. The market impact has been severe for munis and other assets, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following guidelines and protocols from all relevant authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

February 29, 2020
Yields
7-Day Current Yield	0.60%
7-Day Effective Yield	0.60%

Portfolio at a Glance
Weighted Average Maturity	27 days
Weighted Average Life	27 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	85%
31-90 days	10%
91-180 days	1%
More than 180 days	4%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Expenses Paid During Period(1) 9/1/19 - 2/29/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.20	$2.49	0.50%
Hypothetical
Investor Class	$1,000	$1,022.38	$2.51	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

FEBRUARY 29, 2020 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 96.5%
California — 95.5%
ABAG Finance Authority for Nonprofit Corporations, Rev., (Pathways Home Health and Hospice), VRDN, 1.00%, 3/6/20 (LOC: U.S. Bank N.A.)	$1,200,000	$1,200,000
ABAG Finance Authority for Nonprofit Corporations, Rev., (Sharp Healthcare Obligated Group), VRDN, 1.05%, 3/6/20 (LOC: Citibank N.A.)	2,215,000	2,215,000
California Enterprise Development Authority, Rev., (Community Hospice, Inc.), VRDN, 1.17%, 3/6/20 (LOC: Bank of Stockton and FHLB)	2,695,000	2,695,000
California Enterprise Development Authority, Rev., (Humane Society Silicon Valley), VRDN, 1.17%, 3/6/20 (LOC: First Republic Bank and FHLB)	5,405,000	5,405,000
California Health Facilities Financing Authority, Rev., (Dignity Health Obligated Group), VRDN, 1.03%, 3/6/20 (LOC: Bank of Montreal)	1,855,000	1,855,000
California Housing Finance, Rev., (Mission Gardens Affordable LP), VRDN, 1.08%, 3/6/20 (LOC: FHLMC)(LIQ FAC: FHLMC)	2,800,000	2,800,000
California Infrastructure & Economic Development Bank, Rev., (Columbia College), VRDN, 1.19%, 3/6/20 (LOC: Wells Fargo Bank N.A.)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank, Rev., (Columbia College), VRDN, 1.19%, 3/6/20 (LOC: Wells Fargo Bank N.A.)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank, Rev., (EB Property Management LLC), VRDN, 1.15%, 3/6/20 (LOC: California United Bank and Wells Fargo Bank N.A.)	1,180,000	1,180,000
California Infrastructure & Economic Development Bank, Rev., (Kennfoods USA LLC), VRDN, 1.15%, 3/6/20 (LOC: Bank of the West)	760,000	760,000
California Infrastructure & Economic Development Bank, Rev., VRDN, 1.19%, 3/6/20 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority, Rev., (Chevron USA, Inc.), VRDN, 1.10%, 3/1/20 (GA: Chevron Corp.)	3,050,000	3,050,000
California Pollution Control Financing Authority, Rev., (Recology, Inc.), VRDN, 1.18%, 3/6/20 (LOC: Bank of America N.A.)	2,575,000	2,575,000
California Statewide Communities Development Authority, 1.05%, 5/12/20	3,500,000	3,500,000
California Statewide Communities Development Authority, Rev., (Rady Children's Hospital Obligated Group), VRDN, 1.05%, 3/6/20 (LOC: Northern Trust Company)	1,000,000	1,000,000
California Statewide Communities Development Authority, Rev., (Uptown Newport Building Owner LP), VRDN, 1.19%, 3/6/20 (LOC: East West Bank, Zions Bank and FHLB)	7,600,000	7,600,000
California Statewide Communities Development Authority, Rev., (Western University of Health Sciences), VRDN, 1.05%, 3/6/20 (LOC: Wells Fargo Bank N.A.)	2,700,000	2,700,000
Elsinore Valley Municipal Water District, COP, VRDN, 1.06%, 3/6/20 (LOC: Union Bank N.A.)	685,000	685,000
Irvine Ranch Water District, Special Assessment, VRN, 1.09%, (MUNIPSA less 0.06%), 10/1/37	5,000,000	5,000,000
Los Angeles County Metropolitan Transportation Authority, 1.05%, 3/4/20 (LOC: Citibank N.A.)	4,000,000	4,000,000

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	Principal Amount	Value
Los Angeles Department of Water & Power System, Rev., VRDN, 1.00%, 3/6/20 (SBBPA: TD Bank N.A.)	$2,800,000	$2,800,000
Metropolitan Water District of Southern California, Rev., VRN, 1.09%, (MUNIPSA less 0.06%), 7/1/37	1,750,000	1,750,000
Municipal Improvement Corp. of Los Angeles, 1.21%, 4/21/20 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Reedley, COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.20%, 3/6/20 (LOC: Bank of the Sierra and FHLB)	4,795,000	4,795,000
Riverside County, Rev., 1.38%, 10/22/20	1,000,000	1,001,745
Riverside Electric, Rev., VRDN, 1.05%, 3/6/20 (LOC: Barclays Bank plc)	4,025,000	4,025,000
San Diego County, COP, (San Diego Museum of Art), VRDN, 1.00%, 3/6/20 (LOC: Wells Fargo Bank N.A.)(GA: Irish Government)	1,000,000	1,000,000
San Diego County Regional Transportation Commission, Rev., VRDN, 1.05%, 3/6/20 (SBBPA: State Street Bank & Trust Co.)	600,000	600,000
San Diego County Water Authority, 0.97%, 4/16/20	4,000,000	4,000,000
San Francisco City & County, Rev., (Related / Mariposa Development Co. LP), VRDN, 1.05%, 3/6/20 (LOC: Bank of America N.A.)	1,290,000	1,290,000
San Francisco City & County Airport Comm-San Francisco International Airport, Rev., VRDN, 1.05%, 3/6/20 (LOC: Barclays Bank plc)	1,100,000	1,100,000
San Francisco City & County Finance Corp., Rev., VRDN, 1.00%, 3/6/20 (LOC: State Street Bank & Trust Co.)	1,000,000	1,000,000
San Francisco City & County Public Utilities Commission Power, 0.84%, 3/17/20 (LOC: Bank of America N.A.)	2,502,000	2,502,000
San Francisco City & County Public Utilities Commission Wastewater, 0.89%, 4/1/20 (LOC: Bank of America N.A.)	3,172,000	3,172,000
San Francisco City & County Redevelopment Agency Successor Agency, Rev., (Mercy Terrace LLC), VRDN, 1.04%, 3/6/20 (LOC: FNMA)(LIQ FAC: FNMA)	1,300,000	1,300,000
Santa Clara Valley Transportation Authority, Rev., VRDN, 1.04%, 3/6/20 (LOC: TD Bank N.A.)	3,160,000	3,160,000
Santa Clara Valley Transportation Authority, Rev., VRDN, 1.09%, 3/6/20 (SBBPA: TD Bank N.A.)	2,000,000	2,000,000
State of California, 0.81%, 3/5/20 (LOC: Royal Bank of Canada)	7,000,000	7,000,000
State of California, GO, VRDN, 1.00%, 3/6/20 (LOC: Citibank N.A.)	1,800,000	1,800,000
State of California Department of Water Resources, 0.88%, 3/12/20	5,345,000	5,345,000
State of California Department of Water Resources, 1.05%, 4/8/20	1,919,000	1,919,000
Tender Option Bond Trust Receipts/Certificates, GO, VRDN, 1.23%, 3/6/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDN, 1.13%, 3/6/20 (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDN, 1.16%, 3/6/20 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDN, 1.18%, 3/6/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,900,000	2,900,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDN, 1.18%, 3/6/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, Rev., VRDN, 1.21%, 3/6/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,750,000	6,750,000
University of California, 1.10%, 5/20/20	1,500,000	1,500,000
Victorville Joint Powers Finance Authority, Rev., VRDN, 1.15%, 3/6/20 (LOC: BNP Paribas)	13,060,000	13,060,000

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	Principal Amount	Value
Yolo County, Rev., (Beckett Hall, Inc.), VRDN, 1.22%, 3/6/20 (LOC: Bank of the West)	$4,730,000	$4,730,000
		151,569,745
Nevada — 1.0%
Truckee Meadows Water Authority, 1.20%, 3/4/20 (LOC: Wells Fargo Bank N.A.)	1,552,000	1,552,000
TOTAL INVESTMENT SECURITIES — 96.5%		153,121,745
OTHER ASSETS AND LIABILITIES — 3.5%		5,540,892
TOTAL NET ASSETS — 100.0%		$158,662,637

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,870,000, which represented 14.4% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

FEBRUARY 29, 2020 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$153,121,745
Cash	45,178
Receivable for investments sold	5,215,270
Receivable for capital shares sold	210,165
Interest receivable	189,380
158,781,738

Liabilities
Payable for capital shares redeemed	57,495
Accrued management fees	61,606
119,101

Net Assets	$158,662,637

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	158,662,631

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$158,662,637

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$901,631

Expenses:
Management fees	390,320
Trustees' fees and expenses	5,816
Other expenses	885
397,021

Net investment income (loss)	504,610

Net Increase (Decrease) in Net Assets Resulting from Operations	$504,610

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2020 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2019
Increase (Decrease) in Net Assets	February 29, 2020	August 31, 2019
Operations
Net investment income (loss)	$504,610	$1,727,730

Distributions to Shareholders
From earnings	(504,610)	(1,753,715)

Capital Share Transactions
Proceeds from shares sold	20,356,234	55,813,854
Proceeds from reinvestment of distributions	494,594	1,724,963
Payments for shares redeemed	(24,210,581)	(59,933,840)
Net increase (decrease) in net assets from capital share transactions	(3,359,753)	(2,395,023)

Net increase (decrease) in net assets	(3,359,753)	(2,421,008)

Net Assets
Beginning of period	162,022,390	164,443,398
End of period	$158,662,637	$162,022,390

Transactions in Shares of the Fund
Sold	20,356,234	55,813,854
Issued in reinvestment of distributions	494,594	1,724,963
Redeemed	(24,210,581)	(59,933,840)
Net increase (decrease) in shares of the fund	(3,359,753)	(2,395,023)

See Notes to Financial Statements.

11

Notes to Financial Statements

FEBRUARY 29, 2020 (UNAUDITED)

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended February 29, 2020 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,400,000 and $10,500,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2020(2)	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.32%	0.50%(4)	0.50%(4)	0.63%(4)	0.63%(4)	$158,663
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.08%	0.50%	0.50%	1.06%	1.06%	$162,022
2018	$1.00	0.01	—(3)	0.01	(0.01)	—(3)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.13%	0.50%	0.01%	(0.36)%	$199,644

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended February 29, 2020 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP.  The fund’s Form N-MFP reports are available on it’s website at americancentury.com and on the SEC’s website at sec.gov.  The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

16

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91774 2004

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	April 24, 2020

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2020